Employee Benefit Plans (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension	$ 0.4	$ 0.3
Employer contribution percent	4.00%
Employer contributions	$ 0.1	$ 0.1